Significant accounting policies (Details 1) - USD ($)	3 Months Ended	6 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Redeemable Shares [Member]
Numerator:
Allocation of net income	$ 202,040	$ 147,542
Denominator:
Basic and diluted weighted average shares outstanding	6,081,522	3,091,160
Basic and diluted net income per ordinary share	$ 0.03	$ 0.05
Non Redeemable Shares [Member]
Numerator:
Allocation of net income	$ 105,370	$ 140,315
Denominator:
Basic and diluted weighted average shares outstanding	3,171,698	2,939,758
Basic and diluted net income per ordinary share	$ 0.03	$ 0.05